CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 250,470	$ 179,447
Short-term investments	3,008	6,570
Restricted cash	35,574	35,441
Trade receivables	75,892	75,899
Inventories:
Ore stockpiles	26,537	28,155
Concentrates and dore bars	65,211	57,528
Supplies	175,100	182,389
Income taxes recoverable		371
Available-for-sale securities (note 7)	76,525	145,411
Other current assets	100,575	110,369
Total current assets	808,892	821,580
Other assets	86,200	88,048
Goodwill	229,279	229,279
Property, plant and mine development	3,943,179	3,895,355
TOTAL ASSETS	5,067,550	5,034,262
Current
Accounts payable and accrued liabilities	215,408	203,547
Environmental remediation liability (note 12)	32,953	26,069
Interest payable	9,301	9,356
Income taxes payable	43,882
Capital lease obligations	12,176	11,068
Fair value of derivative financial instruments (note 9)	4,129	4,404
Total current liabilities	317,849	254,444
Long-term debt (note 8)	830,000	920,095
Reclamation provision and other liabilities	118,072	145,988
Deferred income and mining tax liabilities	527,818	498,572
SHAREHOLDERS' EQUITY
Common shares (note 5) Outstanding - 171,443,385 common shares issued, less 273,980 shares held in trust	3,194,581	3,181,381
Stock options (note 6)	137,879	117,694
Warrants	24,858	24,858
Contributed surplus	15,665	15,166
Deficit	(75,505)	(129,021)
Accumulated other comprehensive loss	(23,667)	(7,106)
Total common shareholders' equity	3,273,811	3,202,972
Non-controlling interest		12,191
Total shareholders' equity	3,273,811	3,215,163
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,067,550	$ 5,034,262